Stockholders' Equity and Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity and Stock-based Compensation [Line Items]
Stockholders’ Equity and Stock-based Compensation

Note 10. Stockholders’ Equity and Stock-based Compensation

The Company has reserved shares of Class A Common Stock for issuance for the following purposes as of June 30, 2021:

Series Seed preferred stock	28,538,853
Series Seed-1 preferred stock	3,563,412
Series Seed-2 preferred stock	4,751,218
Series A preferred stock	61,962,132
Series A-1 preferred stock	32,301,028
Options outstanding under stock incentive plan	21,060,965
Options outstanding outside of stock incentive plan	545,454
Option available for grant under stock incentive plan	21,284,453
Common stock warrants	1,250,000
Preferred stock warrants	2,596,303
Total	177,853,818

Co-Founder Divestment and Share Repurchase

In accordance with the NSA and pursuant to certain Repurchase Agreements entered into with the Company, effective as of June 8, 2021, each of Mr. Kokorich, Nortrone Finance S.A. and Brainyspace LLC (collectively “Co-Founders”) sold 100% of their respective equity interests in the Company on June 30, 2021. These equity interests consisted of Class B Common Stock (70,000,000 shares with par value of $70), FF Preferred Stock (20,000,000 shares with par value of $20), Series Seed Preferred Stock (13,759,298 shares with par value of $14), and Class A Common Stock Options (5,078,750 options). In exchange for these shares and options, the Company initially paid each entity $1, but will additionally pay up to an aggregate of $50,000,000, out of funds legally available therefor, to Mr. Kokorich, Nortrone Finance S.A. and Brainyspace LLC, on a pro rata basis, as follows: (i) an aggregate of $40,000,000 to be paid out of funds legally available therefor, within 10 business days after the earlier of (A) a business combination or capital raising transaction or series of transactions (whether in the form of debt or equity) resulting in cash proceeds of no less than $100,000,000 and (B) the Business Combination (the “First Payment Date”); and (ii) an aggregate of $10,000,000 to be paid out of funds legally available therefor, within 10 business days after a business combination or capital raising transaction or series of transactions (whether in the form of debt or equity) resulting in cash proceeds of no less than $250,000,000 (determined without any reduction for the $100,000,000 previously received in respect of the First Payment Date).

The Company recorded the initial consideration paid of $3 as treasury stock. Additionally, the Company evaluated the additional consideration to be paid as a liability under ASC 480 utilizing a probability-weighted approach to record the initial liability of $22,000,001 expected to be paid to the Co-Founders with a corresponding offset to treasury stock, as of June 30, 2021.

Stock Purchase Warrants

In February 2021, the Company entered into the Term Loan to provide the Company up to $40,000,000 of working capital. In conjunction with the Term Loan, warrants up to 1% of the fully diluted capitalization (including allowance for conversion of all outstanding convertible notes, SAFE notes and such warrants) of the Company were granted to the lender exercisable at the lender’s option. 80% of the 1% of the warrants were earned by the lender at the completion of the agreement. The remaining 20% of the warrants was forfeited as of June 30, 2021. The stock purchase warrant expires on June 30, 2031. The warrant’s original estimated fair value of $15,647,538 was recorded as a derivative liability under ASC 815, Derivatives and Hedging, with the offset recorded as a debt discount. The Company recorded the decrease in the estimated fair value of the warrant of $(4,056,962) and $(11,057,697) for the three and six months ended June 30, 2021, respectively, to reflect the value of the warrant of $4,589,843 as of June 30, 2021. The change was included in other income within the accompanying statements of operations. Additionally, there was an immaterial amount of deferred issuance costs allocated to the warrants.

In March 2020, the Company entered into the Equipment Loan to fund the acquisition of specific and eligible equipment. The financing agreement provides the Company access to borrow up to $4,500,000. (See Note 9). In conjunction with the equipment financing agreement, a stock purchase warrant was also issued to the lender, which allows for the purchase of 774,527 shares of Series A Preferred Stock or Preferred Stock in a subsequent round of financing in an amount of $225,000. Under the stock purchase warrant agreement, the lender is also provided the right to invest up to an additional $250,000 in the Company’s equity or convertible debt issued in future offerings, which the lender exercised in March 2021 upon the issuance of SAFE notes by the Company. The stock purchase warrant expires on March 9, 2030. The warrant was accounted for at its estimated fair value as a derivative liability because its features did not meet criteria for equity classification under ASC 815, Derivatives and Hedging. The valuation of the warrant was determined through the use of a Black Scholes options model, which the Company believes approximates its estimated fair value. The Company determined that the estimated fair value of the warrant at the issuance date was $29,415. The Company recorded the decrease in the estimated fair value of the warrant of $(397,362) and $(1,479,349) for the three and six months ended June 30, 2021, respectively, to reflect the value of the warrant of $1,726,835 as of June 30, 2021. The change was included in other income within the accompanying statements of operations. Additionally, there was an immaterial amount of deferred issuance costs allocated to the warrants.

Stock Incentive Plan

In May 2018, the board of directors of Momentus Inc. approved the 2018 Stock Plan (the “Initial Plan”) that allowed for granting of incentive and non-qualified stock options and restricted stock awards (“RSAs”) to employees, directors, and consultants. In November 2018, the board terminated the Initial Plan such that no additional awards may be granted under the Initial Plan, and adopted a new 2018 Stock Plan (the “New 2018 Stock Plan” and, together with the Initial Plan, the “Plans”). As of December 31, 2018, 30,975,958 shares of Class A common stock were reserved for issuance under the Plans. During the year ended December 31, 2019, the shares of Class A common stock reserved for issuance under the New 2018 Stock Plan was increased by 4,430,579. Vested options may be exercised in exchange for Class A common stock of the Company. All outstanding and unvested options and RSAs are forfeited in the event of employment termination.

In February and March 2020, the board approved an amendment and restatement to the New 2018 Stock Plan (the “Amended Plan and Restated 2018 Stock Plan”), and further amendments thereto that increased the number of shares that may be issued thereunder to 37,006,537 plus any additional shares, capped at 11,650,000, subject to awards outstanding as of October 30, 2018 and issued under the Initial Plan that are forfeited or repurchased by the Company. The Amended and Restated 2018 Stock Plan expires on October 30, 2028, unless terminated earlier.

Options and RSAs Under Stock Plans

Options issued under the Plans generally vest based on continuous service provided by the option holder over a four-year period. Compensation expense related to these options is recognized on a straight-line basis over the four-year period based upon the fair value at the grant date. The following table sets forth the summary of options activity for the six months ended June 30, 2021:

	Shares Available for Option Grants Under Plan	Options Outstanding Under Plan	Non-Plan Options	Total Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	14,243,904	29,358,286	545,454	29,903,740	$0.05	8.5	$130,563,848
Vested exercised	—	(1,256,772)	—	(1,256,772)
Forfeitures	7,040,549	(7,040,549)		(7,040,549)
Outstanding as of June 30, 2021	21,284,453	21,060,965	545,454	21,606,419	$0.06	6.8	$52,835,067
Exercisable as of June 30, 2021				11,556,046	$0.06	5.9	$28,276,913
Vested and expected to vest as of June 30, 2021				21,606,419	$0.06	6.8	$52,835,067

Stock-based compensation expense related to options issued under the Plans was recorded within the Company’s statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development expenses	$65,783	$38,298	$133,688	$74,967
Selling, general and administrative expenses	2,278,371	128,835	7,978,316	193,709
	$2,344,154	$167,133	$8,112,004	$268,676

The intrinsic value of options exercisable as of June 30, 2021 and 2020 was $28,276,913 and $345,987, respectively. As of June 30, 2021, there was a total of $1,180,467 in unrecognized compensation cost related to unvested options, which is expected to be recognized over a weighted-average period of 2.16 years.

The assumptions used under the Black-Scholes-Merton option-pricing model and weighted average fair value of options on the grant date are as follows:

	Six Months Ended June 30,
	2021	2020
Expected term (in years)	N/A	5.12 – 6.07
Risk-free interest rate	N/A	0.34% – 1.35%
Expected volatility	N/A	34.00% – 45.68%
Dividend yield	N/A	0.00%
Fair value on grant date	N/A	$0.08 – $0.22

Restricted Stock Awards

RSAs issued under the Plans generally vest based on continuous service provided by the restricted stockholder over a four-year period. Compensation expense related to these RSAs is recognized on a straight-line basis over the four-year period based upon the fair value at the grant date.

The following table sets forth the summary of RSA activity for the six months ended June 30, 2021:

	Restricted Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted Average Remaining Vesting Period (in years)
Balance, December 31, 2020	$177,084	$0.01	0.70
Vested	$(62,500)	$0.01
Balance, June 30, 2021	$114,584	$0.01	0.84

Common Stock purchased under the Plans are subject to certain restrictions and repurchase rights, including the right of first refusal by the Company for sale or transfer of shares to outside parties and other restrictions on transfers and secondary market transactions. As of June 30, 2021, 114,584 shares were subject to repurchase. Stock-based compensation expense related to RSAs issued under the Plans was recorded within the Company’s statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development expenses	$104	$763	$417	$2,499
Selling, general and administrative expenses	—	102	—	335
	$104	$865	$417	$2,834

As of June 30, 2021, there was a total of $1,042 in unrecognized compensation cost related to unvested RSAs, which is expected to vest over a weighted-average period of 0.84 years.

Stock Option Modifications

On May 22, 2021, in connection with the resignation of one of the Company’s former directors, the Company modified the outstanding awards, which resulted in the vesting of the options for 833,334 shares. The modified option award has an exercise price of $0.07 per share, expected term of one year, a risk-free rate of 0.04%, and expected volatility of 65.00% and no expected dividends. This Type III modification resulted in a remeasured fair value of $2.66 per share. The incremental compensation related to the accelerated options totaled $2,220,025.

On January 25, 2021, in connection with the resignation of the Company’s former Chief Executive Officer (“CEO”), Mikhail Kokorich, the Company modified his outstanding awards, which resulted in the vesting of options for 1,058,074 shares. The modified option awards have exercise prices ranging from $0.01 to $0.07 per share, expected term of one year, a risk-free interest rate of 0.10%, an expected volatility of 78.00% and no expected dividends. This Type III modification resulted in a remeasured fair value of $5.16 per share. The incremental compensation related to the accelerated options totaled $5,448,107.

On March 25, 2020, the Company modified option awards for eight employees, which resulted in the forfeiture of options for 970,833 shares and the vesting acceleration of options for 189,167 shares. The modified option awards have an exercise price of $0.07 per share, expected term of one year, a risk-free interest rate of 0.19%, an expected volatility of 41.00%, and no expected dividends. This Type III modification resulted in a re-measured fair value per share of $0.09. Compensation expense reversed due to the forfeitures was $4,631, and incremental compensation expense related to the accelerated options totaled $16,742.

On June 15, 2020, the Company modified an option award for an employee, which resulted in the vesting acceleration of 78,125 shares underlying such option award. This Type I modification resulted in incremental compensation expense of $703.

Compensation expense related to the above modifications was recorded in the accompanying statements of operations. Compensation expense totaling $9,845 was recorded in research and development expenses, and compensation expense totaling $2,970 was recorded in selling, general and administrative expenses.

On August 7, 2020, the Company modified an option award for an employee to change the vesting commencement date by one month. The impact to compensation expense from this Type I modification was immaterial.

On September 24, 2020, the Company modified an option award for an employee, which resulted in the forfeiture of 4,000,000 shares underlying such option award, the vesting acceleration of 600,000 shares underlying such option award, and the continued vesting of 400,000 shares underlying such option award over a four-month period. This modified option award has an exercise price of $0.07 per share, expected term of approximately one year, a risk-free interest rate of 0.12%, an expected volatility of 57.00%, and no expected dividends. The Type III modifications resulted in a re-measured fair value per share of $1.959. Compensation expense reversed due to the forfeiture was $21,003. Incremental compensation expense related to the accelerated options that was recognized on the modification date totaled $1,175,450. Incremental compensation expense recognized over a four-month period from the modification date totaled $783,637.

On October 5, 2020, the Company modified a restricted stock award for a consultant, which resulted in the vesting acceleration of 197,917 shares underlying such option award. This Type III modification resulted in incremental compensation expense of $399,594.

Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share:

Basic and Diluted Net Income (Loss) Per Share	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net income (loss)	$64,327,154	$(9,152,223)	$128,997,958	$(15,406,868)
Less:
Decrease in fair value of SAFE notes	(100,802,979)	—	(182,366,571)	—
Decrease in fair value of warrants and warrant amortization	(4,447,683)	—	(12,528,951)	—
Undistributed loss allocated to common stockholders for diluted net loss per share	$(40,923,508)	$(9,152,223)	$(65,897,564)	$(15,406,868)
Denominator:
Denominator for basic net income (loss) per share – weighted average shares outstanding	71,901,904	86,222,804	80,593,815	90,717,435
Dilutive preferred shares outstanding	131,116,643	—	131,116,643	—
Dilutive options and unvested stock units outstanding	20,634,514	—	20,813,808	—
Dilutive warrants outstanding	2,514,905	—	2,533,015	—
Dilutive SAFE notes outstanding (shares not reserved)	50,526,529	—	50,526,529	—
Denominator for diluted net income (loss) per share – adjusted weighted average shares outstanding	276,694,495	86,222,804	285,583,810	90,717,435

Net loss per share – diluted	$(0.15)	$(0.11)	$(0.23)	$(0.17)

Basic earnings per share is computed by dividing net income (loss) for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing undistributed earnings allocated to common stockholders for the period by the weighted average number of common shares outstanding during the period, plus the dilutive effect of outstanding preferred shares, dilutive options and unvested stock units, and warrants outstanding pursuant to the treasury stock method.

For the three and six months ended June 30, 2021 and 2020, zero and 222.5 million shares, respectively, of outstanding preferred shares, dilutive options and unvested stock units, and warrants were excluded from the calculation of diluted earnings per share. The anti-dilutive stock options and shares of outstanding and unvested restricted stock were excluded from the computation of net loss per share for the three and six months ended June 30, 2020 due to the Company incurring a net loss for the periods.

Note 10. Stockholders’ Equity and Stock-based Compensation

Capital Structure

On November 1, 2018, the Company entered into exchange agreements with Mikhail Kokorich (its then current Chief Executive Officer, “CEO”) and a related entity of a co-founder (the Company’s two founding shareholders), whereby 100,000,000 fully vested shares of then-outstanding common stock were reconstituted into 80,000,000 shares of Class B common stock and 20,000,000 shares of FF preferred stock, with the Company’s CEO and the related entity each holding 40,000,000 shares of Class B common stock and 10,000,000 shares of FF preferred stock, respectively.

Concurrent with the exchange agreements, the parties to the agreements each entered into a stock restriction agreement whereby each holder’s 40,000,000 shares of Class B common stock were subjected to a 4-year vesting schedule, with 1/48th of the shares vesting on each monthly anniversary of the agreement, subject to the holder’s continuous service through each vesting date. The CEO’s shares are also subject to acceleration in the event of a qualifying termination in connection with a change in control and the entity’s shares were subject to acceleration in the event of a qualifying termination. The Company has a right to repurchase any unvested shares at the then-current market value if the holder ceases to provide services. The related entity’s co-founder shares were subsequently accelerated and fully vested as of March 2020.

The Company assessed the repurchase feature and concluded that the shares met the criteria for equity classification as the Company’s exercise of the repurchase right is not probable. No additional expense was recognized as a result of the exchange as the fair value of the issued shares were not materially different from those exchanged.

In accordance with the Certificate of Incorporation, as amended and restated on June 21, 2019, the Company is authorized to issue four classes of stock: Class A Common, Class B Common, FF Preferred, and Preferred. As of December 31, 2020, the Company is authorized to issue 578,761,378 total shares with a par value of $0.000001 per share. A summary of the share classes is included below:

Preferred — Preferred stock consists of Series Seed Preferred, Series Seed-1 Preferred, Series Seed-2 Preferred, Series A Preferred, and Series A-1 Preferred. A summary of the Preferred stock shares designated, issued, and outstanding as of December 31, 2020 is as follows:

Preferred Stock	Shares Designated	Shares Issued and Outstanding	Liquidation Price	Dividend Rate
Series Seed Preferred	44,745,720	42,298,151	$0.21392	$0.01284
Series Seed-1 Preferred	3,563,412	3,563,412	$0.14031	$0.00842
Series Seed-2 Preferred	4,751,218	4,751,218	$0.10524	$0.00631
Series A Preferred	65,000,000	61,962,132	$0.29050	$0.01743
Series A-1 Preferred	32,301,028	32,301,028	$0.23240	$0.01394

Liquidation preference, conversion rights, redemption rights, and voting rights for Preferred stock are the same for each series. See below for a summary of these rights:

•        Liquidation Preference — In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or other deemed liquidation event (as specified in the Company’s Certificate of Incorporation), holders of preferred stock are entitled to receive, prior and in preference to holders of common stock and FF preferred stock, an amount per share equal to the greater of (i) the applicable original issue price for such series of convertible preferred stock, or (ii) such amount per share as would have been payable had all shares of preferred stock been converted into common stock. If upon occurrence of such a liquidation event, the assets and funds to be distributed among the holders of preferred stock are insufficient to permit the payment in full to all holders of preferred stock, the entire assets and funds of the Company legally available for distribution will be distributed ratably among such holders. Upon completion of the distribution to the holders of the preferred stock, all remaining legally available assets will be distributed ratably to the holders of common stock and FF preferred stock.

•        Conversion Rights — At the option of the holder of preferred stock, each share of preferred stock may be converted at any time into such number of shares of Class A common stock at the applicable conversion rate, which is equal to the original issue price divided by a conversion price; the conversion price is initially equal to the original issue price, as adjusted for stock splits, dividends and distributions and for certain dilutive issuances. Each share of convertible preferred stock will automatically convert into Class A common stock upon either (i) the closing of a firm commitment underwritten public offering of the Company’s common stock pursuant to an effective registration statement on Form S-1 under the

Securities Act of 1933, as amended, that results in at least $75 million in gross proceeds to the Company or (ii) the affirmative vote by the holders of at least a majority of the outstanding shares of preferred stock, voting as a single class on an as-converted basis.

•        Redemption Rights — Preferred stock is not redeemable at the option of the holder.

•        Voting Rights — Preferred stock shareholders are entitled to one vote per share of Class A common stock that they would then convert into.

Shares of preferred stock are entitled to annual dividends if declared by the Board of Directors. No dividends were declared during the years ended December 31, 2020 and 2019.

FF Preferred — FF Preferred shareholders are entitled to one vote per share. Shares of FF preferred stock held by a holder are convertible into Class A common stock at the option of the holder, or upon any transfer that is neither made in connection with an equity financing nor authorized by the Board. Automatic conversion of all FF preferred stock into Class A common stock occurs upon a sale of the Company’s capital stock in an underwritten public offering, or by vote of a majority of the then outstanding shares of FF preferred stock. Dividends paid to holders of FF preferred stock are equivalent to those paid to Class A Common shareholders; however, there were no dividends paid for the years ended December 31, 2020 and 2019. FF preferred stock is not redeemable at the option of the holder.

Class A Common — Class A Common shareholders are entitled to one vote per share. Dividends paid to holders of Class A common stock are paid on a pro rata basis between the two classes of common stock; however, there were no dividends paid for the years ended December 31, 2020 and 2019. Class A common stock is not redeemable at the option of the holder.

Class B Common — Class B Common shareholders are entitled to ten votes per share. Dividends paid to holders of Class B common stock are paid on a pro rata basis between the two classes of common stock; however, there were no dividends paid for the years ended December 31, 2020 and 2019. Holders of Class B common stock may convert their shares to Class A common stock at their option. Class B common stock is not redeemable at the option of the holder.

The Company has reserved shares of Class A Common Stock for issuance for the following purposes as of December 31, 2020:

Series Seed preferred stock	42,298,151
Series Seed-1 preferred stock	3,563,412
Series Seed-2 preferred stock	4,751,218
Series A preferred stock	61,962,132
Series A-1 preferred stock	32,301,028
FF preferred common stock	20,000,000
Class B common stock	70,000,000
Options outstanding under stock incentive plan	29,358,286
Options outstanding outside of stock incentive plan	545,454
Option available for grant under stock incentive plan	14,243,904
Common stock warrants	1,250,000
Preferred stock warrants	774,527
Total	281,048,112

Stock Purchase Warrants

In March 2020, the Company entered into an equipment financing agreement to fund the acquisition of specific and eligible equipment. The financing agreement provides the Company access to borrow up to $4,500,000. (See Note 9). In conjunction with the equipment financing agreement, a stock purchase warrant was also issued to the lender, which allows for the purchase of 774,527 shares of Series A Preferred Stock (or, subject to certain conditions, Preferred

Stock in a subsequent round of financing) equal to $225,000 divided by the price per share in the applicable round of financing. Under the warrant agreement, the lender is also provided certain rights to invest up to an additional $250,000 in the Company’s equity or convertible debt issued in certain future offerings. The stock warrant expires on March 9, 2030 and is accounted for at fair value as a derivative liability. The valuation of the warrant was determined through the use of a Black Scholes options model, with a calculated fair value of $29,415 at the issuance date. The Company recorded the increase in the fair value of the warrant of $3,176,770 for the year ended December 31, 2020, in other income (expense) within the accompanying statements of operations. Additionally, there was an immaterial amount of deferred issuance costs allocated to the warrants.

Other Warrants

On January 1, 2019, the Company issued a warrant to an affiliate of an employee covering up to 5,000,000 shares of Class A common stock. The warrant has a contractual term of seven years, an exercise price of $0.05 per share, and had a grant date fair value of $0.019 per share. One quarter of the warrant shares vest and become exercisable after the first 12 months of continuous service by such employee, and 1/48 of the warrant shares vest and become exercisable each month of continuous service after the 12-month anniversary date.

On December 30, 2019, the Company modified the terms of the original warrant. A total of 1,250,000 warrant shares became immediately vested and the remaining 3,750,000 warrant shares were forfeited. The Company accounted for the modification as a Type III modification, which resulted in a re-measured fair value per share of $0.035 and the recognition of incremental compensation expense of $19,601. A total of $43,299 of compensation expense was recognized from the grant date through December 31, 2019 and is included within selling, general and administrative expenses in the accompanying statements of operations. The incremental compensation expense related to the warrant is recognized in selling, general and administrative expenses in the accompanying statements of operations. The fair value of the warrant was estimated using the Black-Scholes-Merton option pricing model with the following assumptions at each measurement date:

	December 30, 2019	January 1, 2019
Expected term (in years)	7.00	8.00
Risk-free interest rate	1.81%	2.59%
Expected volatility	32.97%	27.72%
Dividend yield	0.00%	0.00%

Stock Incentive Plan

In May 2018, the Board of Directors of Momentus Inc. approved the 2018 Stock Plan (the “Initial Plan”) that allowed for granting of incentive and non-qualified stock options and restricted stock awards (“RSAs”) to employees, directors, and consultants. In November 2018, the Board terminated the Initial Plan such that no additional awards may be granted under the Initial Plan and adopted a new 2018 Stock Plan (the “New 2018 Stock Plan” and, together with the Initial Plan, the “Plans”). As of December 31, 2018, 30,975,958 shares of Class A common stock were reserved for issuance under the Plans. During the year ended December 31, 2019, the shares of Class A common stock reserved for issuance under the New 2018 Stock Plan was increased by 4,430,579. Vested options may be exercised in exchange for Class A common stock of the Company. All outstanding and unvested options and RSAs forfeit in the event of employment termination.

In February and March 2020, the Board approved an amendment and restatement to the New 2018 Stock Plan (the “Amended Plan and Restated 2018 Stock Plan”), and further amendments thereto that increased the number of shares that may be issued thereunder to 37,006,537 plus any additional shares, capped at 11,650,000, subject to awards outstanding as of October 30, 2018 and issued under the Initial Plan that are forfeited to, or repurchased by the Company. The Amended and Restated 2018 Stock Plan expires on October 30, 2028, unless terminated earlier.

Option Outside of Stock Plan

The Company issued one option outside of the Plans in November 2019 exercisable into 545,454 shares of Class A Common Stock. The option was fully vested at issuance as no service period was required. Compensation expense totaling $12,803 was recognized in selling, general and administrative expenses in the accompanying statements of operations. The contractual term of the option is ten years. The grant date fair value of the option was $0.02 per share. The assumptions used under the Black-Scholes-Merton option-pricing model are as follows:

2019
Expected term (in years)	5.00
Risk-free interest rate	1.62%
Expected volatility	35.30%
Dividend yield	0.00%

There was no intrinsic value as the exercise price of the option was greater than the fair value of the Class A common stock. The option is fully exercisable as of December 31, 2020.

Options and RSAs Under Stock Plans

Options issued under the Plans generally vest based on continuous service provided by the option holder over a four-year period. Compensation expense related to these options is recognized on a straight-line basis over the four-year period based upon the fair value at the grant date. The following table sets forth the summary of options activity for the year ended December 31, 2020:

	Shares Available for Option Grants Under Plan	Options Outstanding Under Plan	Non-Plan Options	Total Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	19,325,958	9,500,000	—	9,500,000	$—	9.41	$375,000
Authorized for issuance	4,430,579	—	—	—	—
Granted	(15,098,969)	15,098,969	545,454	15,644,423	0.06
Outstanding as of December 31, 2019	8,657,568	24,598,969	545,454	25,144,423	0.04	9.12	681,779
Authorized for issuance	13,250,000				—
Granted	(15,137,861)	15,137,861	—	15,137,861	0.07
Vested exercised	—	(2,904,347)	—	(2,904,347)	0.03
Forfeitures	7,474,197	(7,474,197)	—	(7,474,197)	0.06
Outstanding as of December 31, 2020	14,243,904	29,358,286	545,454	29,903,740	$0.05	8.49	$130,563,848
Exercisable as of December 31, 2020				12,697,969	$0.04	8.09	$55,573,549
Vested and expected to vest as of December 31, 2020				29,903,740	$0.05	8.49	$130,563,848

Stock-based compensation expense related to options issued under the Plans was as follows:

	Year Ended December 31,
	2020	2019
Research and development expenses	$183,420	$39,153
Selling, general and administrative expenses	2,581,371	25,869
	$2,764,791	$65,022

As of December 31, 2020, there was a total of $1,792,406 in unrecognized compensation cost related to unvested options, which is expected to be recognized over a weighted-average period of 2.37 years.

The assumptions used under the Black-Scholes-Merton option-pricing model and weighted average fair value of options on the grant date are as follows:

	Year Ended December 31,
	2020	2019
Expected term (in years)	5.03 – 6.23	5.85 – 6.08
Risk-free interest rate	0.27% – 1.36%	2.45% – 2.54%
Expected volatility	34.00% – 51.78%	31.20% – 31.53%
Dividend yield	0.00%	0.00%
Fair value on grant date	$0.08 – $1.16	$0.02

The Company utilized independent third-party valuation experts to determine inputs to the Black-Scholes model including estimates of current stock price and volatility.

Restricted Stock Awards

RSAs issued under the Plans generally vest based on continuous service provided by the restricted stockholder over a four-year period. Compensation expense related to these RSAs is recognized on a straight-line basis over the four-year period based upon the fair value at the grant date.

The following table sets forth the summary of RSA activity for the years ended December 31, 2020 and 2019:

	Restricted Shares	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Vesting Period (in years)
Balance, December 31, 2018	1,625,000	$0.01	2.57
Vested	(787,500)	0.01
Balance, December 31, 2019	837,500	0.01	1.91
Vested	(660,416)	0.01
Balance, December 31, 2020	177,084	$0.01	0.70

Common Stock purchased under the Plans are subject to certain restrictions and repurchase rights, including the right of first refusal by the Company for sale or transfer on new shares to outside parties and other restrictions on transfers and secondary market transactions. Repurchases of Common Stock are at zero cost. As of December 31, 2020, 177,084 shares were subject to repurchase. Stock-based compensation expense related to RSAs issued under the Plans was as follows:

	Year Ended December 31,
	2020	2019
Research and development expenses	$4,099	$5,373
Selling, general and administrative expenses	2,273	2,491
	$6,372	$7,864

As of December 31, 2020, there was a total of $1,667 in unrecognized compensation cost related to unvested RSAs, which is expected to vest over a weighted-average period of 1.33 years.

Stock Option Modifications

On March 25, 2020, the Company modified option awards for eight employees, which resulted in the forfeiture of options for 970,833 shares and the vesting acceleration of options for 189,167 shares. The modified option awards have an exercise price of $0.07 per share, expected term of one year, a risk-free interest rate of 0.19%, an expected volatility of 41.00%, and no expected dividends. This Type III modification resulted in a re-measured fair value per share of $0.09. Compensation expense reversed due to the forfeitures was $4,630, and incremental compensation expense related to the accelerated options totaled $16,742.

On June 15, 2020, the Company modified an option award for an employee, which resulted in the vesting acceleration of 78,125 shares underlying such option award. This Type I modification resulted in incremental compensation expense of $703.

Compensation expense related to the above modifications was recorded in the accompanying statements of operations. Compensation expense totaling $9,845 was recorded in research and development expenses, and compensation expense totaling $2,970 was recorded in selling, general and administrative expenses.

On August 7, 2020, the Company modified an option award for an employee to change the vesting commencement date by one month. The impact to compensation expense from this Type I modification was immaterial.

On September 24, 2020, the Company modified an option award for an employee, which resulted in the forfeiture of 4,000,000 shares underlying such option award, the vesting acceleration of 600,000 shares underlying such option award, and the continued vesting of 400,000 shares underlying such option award over a four-month period. This modified option award has an exercise price of $0.07 per share, expected term of approximately one year, a risk-free interest rate of 0.12%, an expected volatility of 57.00%, and no expected dividends. The Type III modifications resulted in a re-measured fair value per share of $2,029. Compensation expense reversed due to the forfeiture was $76,781. Incremental compensation expense related to the accelerated options that was recognized on the modification date totaled $1,175,450. Incremental compensation expense to be recognized over a four-month period from the modification date totaled $783,637.

On October 5, 2020, the Company modified a restricted stock award for a consultant, which resulted in the vesting acceleration of 197,917 shares underlying such option award. This Type III modification resulted in incremental compensation expense of $399,594.

401(k) Plan

The Company has established a 401(k) plan which covers all employees. Participants may make voluntary contributions to the plan subject to IRS limitation. The Company does not provide a matching contribution.

Stable Road Acquisition Corp [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Stockholders’ Equity and Stock-based Compensation

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of June 30, 2021 and December 31, 2020, there were 6,379,970 and 6,668,084 shares of Class A common stock issued or outstanding, excluding 11,395,368 and 11,126,916 shares of common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. As of June 30, 2021 and December 31, 2020, there were 4,312,500 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of

Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (not including the shares of Class A common stock underlying the Placement Units) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement-equivalent warrants issued, or to be issued, to any seller in a Business Combination, any private placement equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 6,668,084 and 2,369,468 shares of Class A common stock issued or outstanding, excluding 11,126,916 and 15,425,532 shares of common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 4,312,500 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (not including the shares of Class A common stock underlying the Placement Units) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement-equivalent warrants issued, or to be issued, to any seller in a Business Combination, any private placement equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company).